RELATED PARTY TRANSACTIONS - Schedule of compensation for key management (Details) - CAD ($) $ in Thousands	6 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	$ 1,573	$ 1,408
Severance (included in salaries)	60	60
Share-based payments	1,120	431
Director compensation (included in salaries)	171	167
Related party transaction, due from (to) related party	$ 2,924	$ 2,066